Business Combinations - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) $ in Thousands	Oct. 31, 2024 USD ($)
Share Purchase Agreement [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net assets excluding of cash acquired	$ 156